Management of Financial Risk (Disclosure of Nature and Extent Arising from Financial Instruments - Commodity Price Risk) (Details) - Commodity price risk [member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / T T
Gold Commodity Type [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 1,332
Change percentage, commodity	10.00%
Silver Commodity Type [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 2,201
Change percentage, commodity	10.00%
Lead Commodity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 196
Change percentage, commodity	10.00%
Zinc Commodity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 365
Change percentage, commodity	10.00%
Aggregate quantity of zero cost collars | T	4,500
Floor Price | $ / T	3,050
Cap Price | $ / T	3,300